GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares

of the

Goldman Sachs Structured Small Cap Equity Fund

Goldman Sachs Structured U.S. Equity Fund

(the “Funds”)

Supplement dated December 19, 2013 to the

Prospectuses and Summary Prospectuses dated April 30, 2013

The Board of Trustees of the Goldman Sachs Variable Insurance Trust has approved a change in each Fund’s name, as outlined below, with such changes taking effect after the close of business on April 30, 2014. Accordingly, effective as of that time, all references in the Prospectuses and Summary Prospectuses are hereby changed as follows:

Current Fund Name and Shortened Version	New Fund Name and Shortened Version
Goldman Sachs Structured Small Cap Equity Fund Structured Small Cap Equity Fund	Goldman Sachs Small Cap Equity Insights Fund Small Cap Equity Insights Fund
Goldman Sachs Structured U.S. Equity Fund Structured U.S. Equity Fund	Goldman Sachs U.S. Equity Insights Fund U.S. Equity Insights Fund

This Supplement should be retained with your Prospectus or

Summary Prospectus for future reference.

VITSTNCSTK 12-13